Income Taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax expense	$ 574,438	$ 1,220,404	$ 1,002,467
Deferred taxation	(780,484)	252,566	138,261
Income Tax Expense (Benefit)	$ (225,319)	$ 1,474,052	$ 1,323,757